Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Dividend declared per share	$ 1.44	$ 1.36
Cash dividends	$ 242.4	$ 233.0
DRIP dividends	34.6	29.1
Dividend paid	$ 277.0	$ 262.1